Other costs and other income - Other income (Details) R in Millions, $ in Millions		12 Months Ended
	Nov. 01, 2023 ZAR (R)	Dec. 31, 2023 ZAR (R)	Dec. 31, 2022 ZAR (R)	Dec. 31, 2022 CAD ($)	Dec. 31, 2021 ZAR (R)
Disclosure of attribution of expenses by nature to their function [line items]
Change in estimate of environmental rehabilitation obligation, and right of recovery receivable and payable		R 45	R 71		R 167
Service entity income		497	464		398
Gain on remeasurement of previous interest in Kroondal	R 298	298	0		0
Sundry income		387	429		183
Profit on sale of subsidiary		(1,384)	145		16
Gain on increase in equity-accounted investment		5	0		0
Gain on deregistration of a subsidiary		0	1		0
Other income		R 1,232	1,110		R 764
Lonmin Canada
Disclosure of attribution of expenses by nature to their function [line items]
Profit on sale of subsidiary			R 145
Consideration received | $				$ 10
Deferred consideration receivable | $				$ 2